Compass EMP Funds Trust

Compass EMP U.S. 500 Volatility Weighted Fund
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund
Compass EMP International 500 Volatility Weighted Fund
Compass EMP Emerging Market 500 Volatility Weighted Fund
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund
Compass EMP International 500 Enhanced Volatility Weighted Fund
Compass EMP REC Enhanced Volatility Weighted Fund
Compass EMP Commodity Strategies Volatility Weighted Fund
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund
Compass EMP Long/Short Strategies Fund
Compass EMP Market Neutral Income Fund
Compass EMP Enhanced Fixed Income Fund
Compass EMP Ultra Short-Term Fixed Income Fund

Incorporated herein by reference is the definitive version of the supplement for the Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund, Compass EMP Long/Short Strategies Fund, Compass EMP Market Neutral Income Fund, Compass EMP Enhanced Fixed Income Fund, and Compass EMP Ultra Short-Term Fixed Income filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 5, 2015 (SEC Accession No. 0001580642-15-002038).